                                    [GRAPHIC]

                                 Congratulations
                               Hersh Cohen on Your
                                20th Anniversary
                       of Managing the Appreciation Fund!


                        Smith Barney

           [GRAPHIC]    Appreciation

                        Fund Inc.

                        ------------------
                        SEMI-ANNUAL REPORT
                        ------------------

                        June 30, 1999

                        [SB] Smith Barney
                        [MF] Mutual Funds

Smith Barney
Appreciation Fund Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Smith Barney Appreciation Fund seeks long-term capital appreciation primarily through investment in equity securities.

Smith Barney Appreciation Fund Inc.
Average Annual Total Returns
June 30, 1999

                                                Without Sales Charges(1)
                                         ---------------------------------------
                                         Class A         Class B         Class L
================================================================================
Six Months+                               10.93%           10.50%         10.50%
--------------------------------------------------------------------------------
One-Year                                  18.41            17.50          17.50
--------------------------------------------------------------------------------
Five-Year                                 21.37            20.43          20.47
--------------------------------------------------------------------------------
Ten-Year                                  15.51              N/A            N/A
--------------------------------------------------------------------------------
Since Inception++                         12.99            16.38          15.94
================================================================================

                                                  With Sales Charges(2)
                                         ---------------------------------------
                                         Class A          Class B        Class L
================================================================================
Six Months+                                5.35%            5.50%          8.43%
--------------------------------------------------------------------------------
One-Year                                  12.51            12.50          15.29
--------------------------------------------------------------------------------
Five-Year                                 20.13            20.33          20.22
--------------------------------------------------------------------------------
Ten-Year                                  14.91              N/A            N/A
--------------------------------------------------------------------------------
Since Inception++                         12.80            16.38          15.76
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum sales charge of 5.00% and 1.00%, respectively; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. Thereafter, this CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Total return is not annualized, as it may not be representative of the total return for the year.

++ Inception dates for Class A, B and L shares are March 10, 1970, November 6, 1992 and February 4, 1993, respectively.

--------------------------------------------------------------------------------
MARKET HIGHLIGHT
--------------------------------------------------------------------------------

The events of the last six months have presented many portfolio managers with a significant dilemma: to continue to buy a select group of expensive growth stocks at record valuations hoping that their prices will go even higher, or buy attractively valued, solid but unexciting businesses, whose stock prices continue to lag, hoping that the market will eventually realize their value. The Appreciation Fund has walked a fine line in trying to attain our oft-stated goal of allowing investors to participate in potential upside appreciation while also trying to protect assets in times of market declines.

--------------------------------------------------------------------------------
NASDAQ SYMBOL
--------------------------------------------------------------------------------

                      Class A                      SHAPX
                      Class B                      SAPBX
                      Class L                      SAPCX

--------------------------------------------------------------------------------
WHAT'S INSIDE
--------------------------------------------------------------------------------

Shareholder Letter...........................................................  1

Historical Performance.......................................................  5

Schedule of Investments...................................................... 10

Statement of Assets and Liabilities.......................................... 15

Statement of Operations...................................................... 16

Statements of Changes in Net Assets.......................................... 17

Notes to Financial Statements................................................ 18

Financial Highlights......................................................... 23

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------

[PHOTO]                                  [PHOTO]

HEATH B.                                 HARRY "HERSH"
MCLENDON                                 D. COHEN

Chairman                                 Vice President and
                                         Investment Officer

Dear Shareholder:

We are pleased to present the semi-annual report for the Smith Barney Appreciation Fund for the period ended June 30, 1999. We hope you find this report to be useful and informative. For your convenience, we have summarized the Fund's investment strategy during this time and discussed some of the Fund's holdings in greater detail. A more comprehensive summary of performance and current holdings can be found in the appropriate sections that follow.

Celebrating 20 Years of the Fund's Strong Track Record in Volatile Markets!

In January 1999, Portfolio Manager Hersh Cohen celebrated his 20th anniversary managing the Appreciation Fund. In fact, the Fund has only been down twice in the last ten years -- in 1990 by 0.27% and in 1994 by 0.77%. Over the years, the Appreciation Fund has grown to serve more than 293,714 shareholders and has over $5.4 billion in net assets under management as of June 30, 1999.

Please note that investing in equities may also involve additional risks. Investors could lose money in the Fund, or the Fund may not perform as well as other investments if: the U.S. stock market declines; large and medium capitalization stocks or growth stocks are temporarily out of favor; an adverse event depresses the value of a company's stocks; or the manager's judgment about the attractiveness, value or potential appreciation of a particular stock or about the amount to hold in cash reserves proves to be incorrect.

A Classic Investor Series Fund

The Appreciation Fund is part of the Classic Investor Series of Smith Barney Mutual Funds. The Classic Investor Series funds are mutual funds whose investment decisions are determined by experienced portfolio managers, based on each fund's investment objectives and guidelines. Funds in the Smith Barney Classic Investor Series invest across asset classes and sectors, utilizing a range of strategies in order to help achieve their objectives.

Performance Update

For the six-months ended June 30, 1999, the Fund's Class A shares returned 10.93% without sales charges and 5.35% with sales charges versus the S&P 500's total return of 12.38% over the same period. (Past performance is not indicative of future results. The S&P 500 Index is an index composed of widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the counter market. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Investors may not invest directly in an index.) Additional performance information about the Fund's other share classes can be found on pages five through seven.

Market Commentary

Entering April, the stock market was in a precarious position. Despite a pretty good move in the popular averages through March, the vast majority of stocks were actually declining. In the past, markets that had been led higher by increasingly narrow leadership tended to have serious declines. With most stocks languishing because of a lack of buying interest, it


--------------------------------------------------------------------------------
Smith Barney Appreciation Fund Inc.                                            1
seemed only a matter of time until the pressure from rising interest rates took its toll on the handful of stocks that had been enjoying speculative bulges.

But in the first week of April, the market began a month of unprecedented behavior. Instead of the whole market declining, it turned topsy-turvy. The former leaders did indeed begin a declining phase, but the hundreds of stocks that had been out of favor for years, particularly cyclical companies (i.e., companies whose fortunes are tied closely to the overall economy) almost miraculously began to rise. For most of April, the former laggards had their own bull market.

Finally, in May and June, as interest rates continued to rise, the overall market began to retreat. The big growth stocks that had been leaders for so long, but faltered in April, have had some sporadic rallies, but generally remain well below highs made earlier in the year. The cyclical stocks, having gotten pricey during their April surge, have also retreated.

The events of the last six months have presented many portfolio managers with a significant dilemma: to continue to buy a select group of expensive growth stocks at record valuations hoping that their prices will go even higher, or to buy attractively valued, solid but unexciting businesses, whose stock prices continue to lag, hoping that the market will eventually realize their value. The Appreciation Fund has walked a fine line in trying to attain our oft-stated goal of allowing investors to participate in potential upside appreciation while also trying to protect assets in times of market declines.

We have a good mixture of great growth companies bought at much lower levels, and stocks with solid values that we hope will be recognized as they began to be in April. There were several changes to the Fund's portfolio during the six months under review. After they had a strong run early in the year we trimmed pharmaceutical stocks such as Johnson & Johnson and Pfizer as valuations and expectations reached frenzied levels. After a significant sell-off this sector has come back down to more realistic levels, and we have repurchased some shares sold at higher prices.

In addition, financial holdings such as Chase Manhattan Bank and Associates First Capital were eliminated due to concerns over revenue growth and rising interest rates. Proceeds were used to increase our weighting in the telecommunications sector where companies such as GTE, Bell Atlantic and Ameritech offer solid growth prospects at a significant discount to market valuation levels. In addition, we also materially increased our position in AT&T where new management is aggressively restructuring to accelerate growth.

Earlier this year holdings were increased in the energy sector, particularly Royal Dutch and Texaco, where depressed oil prices offered an opportunity to buy rapidly improving companies with good dividend yields at modest prices. In the volatile technology sector, Texas Instruments, IBM and Lucent Technologies were significant contributors to overall performance. Other stocks that posted strong results over the last six months include CBS, Tyco International and Viacom. Allstate continued to drag on performance, yet we believe the company's fundamentals are excellent, and it remains a good opportunity. America Online, a company we purchased in small quantities last summer during the market's turmoil, grew through price appreciation to where it had become the second largest position in the Fund. Despite the great promise of Internet stocks, earnings are still elusive, so we cut the position in half during the mania of late winter. We will hold a modest position in AOL for its prospects, but earnings and the valuations that investors put on those earnings still carry a lot of weight in our decisions to buy, hold or sell stocks.


--------------------------------------------------------------------------------
2                                        1999 Semi-Annual Report to Shareholders

As the third quarter of 1999 begins, it is worth reviewing the current status of the three factors that determine stock prices: earnings, interest rates and psychology. The continued strength in the domestic economy probably has had a positive effect on corporate earnings for the second quarter. Additionally, the Asian economies, which are potential sources of demand for U.S. products, have begun to slowly improve. U.S. consumers continue to take on additional debt to make purchases, a sign of tremendous confidence, but also a trend that probably is dependent on a continued bull market. Virtually all of the earnings increases will be coming from either higher volume, or cost-cutting, because pricing power for corporations remains practically non-existent. In addition to competition from abroad, as well as worldwide overcapacity in many industries, the soaring impact of the Internet on commerce is being felt by many companies.

One of the most striking effects of the Internet is its powerful deflationary force. Price-cutting is rampant. Direct sales are eliminating a whole layer of intermediaries with the attendant cuts in prices. Current earnings are coming in well for many companies, but because of the unintended consequences of Internet commerce, the future is likely to hold as many unpleasant effects on some corporations as it will opportunities for others.

The depressing effect on prices of the Internet, combined with excess capacity for many industries, leads into a discussion of interest rates. The rise in long-term interest rates from 4.75% in October to 6.15% in June is somewhat mystifying. We expected a rebound from distress levels after the Russian default and accompanying hedge fund fiasco, but the rise from 5 1/2% and up seems excessive. Simply put, deflationary forces in the world are still stronger than inflationary ones. Despite a rise in short-term rates designed to take some excess steam out of the economy, long-term interest rates should recede. Normally that would be a plus for stocks but, with price-earnings ratios already at record high levels, it would take a massive rate decline to have a positive impact on stock prices.

Psychology, the third factor behind stock prices, remains a problem. Complacency is rampant. There never has been such widespread belief in the stock market's ability to keep rising at unrealistic rates. The bull market psychology has taken stocks to valuation levels that seem dangerous, unless one accepts a new paradigm. Obviously, many investors have bought into that concept. Margin debt has soared, as speculators, flush with success over the past few years, add to holdings with cheap borrowed money. Additionally, mutual fund managers have a fear that has not been seen before -- not a fear of stocks going down, but rather a fear of selling stocks, lest they go higher.

In summary, little has changed. Stocks are expensive, and interest rates are high. Good earnings could keep things afloat, but the closest things to bargains are companies that nobody seems to want, except for the brief flurry in April. We remain cautious unless we can make a better case for the valuations people are willing to pay. Now that the Federal Reserve Board has conformed to widespread expectations and raised short-term interest rates by a quarter point, further complacency is likely, and it would not be surprising to see stocks become even more speculative in the months ahead.


--------------------------------------------------------------------------------
Smith Barney Appreciation Fund Inc.                                            3

Thank you for investing in the Smith Barney Appreciation Fund. We look forward to continuing to help you pursue your financial goals in the new century ahead.

Sincerely,


/s/ Heath B. McLendon              /s/ Harry Cohen

Heath B. McLendon                  Harry "Hersh" D. Cohen
Chairman                           Vice President and
                                   Investment Officer

July 6, 1999

--------------------------------------------------------------------------------
Top Ten Holdings*                                            As of June 30, 1999
--------------------------------------------------------------------------------

 1. Berkshire Hathaway Inc. Class A shares                                  4.4%
--------------------------------------------------------------------------------
 2. General Electric Co.                                                    2.9
--------------------------------------------------------------------------------
 3. American Telephone & Telegraph Corp.                                    2.1
--------------------------------------------------------------------------------
 4. Microsoft Corp.                                                         2.1
--------------------------------------------------------------------------------
 5. Tyco International Ltd.                                                 2.0
--------------------------------------------------------------------------------
 6. International Business Machines Corp.                                   1.8
--------------------------------------------------------------------------------
 7. Allstate Corp.                                                          1.8
--------------------------------------------------------------------------------
 8. Bristol-Myers & Squibb Co.                                              1.7
--------------------------------------------------------------------------------
 9. Bank of New York Co., Inc.                                              1.7
--------------------------------------------------------------------------------
10. Mobil Corp.                                                             1.6
--------------------------------------------------------------------------------

* As a percentage of common stocks.


--------------------------------------------------------------------------------
4                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                                                        Net Asset Value
                                                   --------------------------
                                                   Beginning           End           Income         Capital Gain         Total
Period Ended                                       of Period        of Period       Dividends       Distributions      Returns(1)
====================================================================================================================================
6/30/99                                             $15.31           $16.51           $0.00             $0.46            10.93%+
------------------------------------------------------------------------------------------------------------------------------------
12/30/98                                             13.92            15.31            0.18              1.23            20.45
------------------------------------------------------------------------------------------------------------------------------------
12/31/97                                             12.85            13.92            0.20              2.09            26.29
------------------------------------------------------------------------------------------------------------------------------------
12/31/96                                             11.90            12.85            0.19              1.14            19.25
------------------------------------------------------------------------------------------------------------------------------------
12/31/95                                             10.15            11.90            0.20              1.00            29.26
------------------------------------------------------------------------------------------------------------------------------------
12/31/94                                             11.01            10.15            0.18              0.60            (0.77)
------------------------------------------------------------------------------------------------------------------------------------
12/31/93                                             10.66            11.01            0.16              0.36             8.13
------------------------------------------------------------------------------------------------------------------------------------
12/31/92                                             10.26            10.66            0.15              0.09             6.29
------------------------------------------------------------------------------------------------------------------------------------
12/31/91                                              8.30            10.26            0.20              0.07            26.94
------------------------------------------------------------------------------------------------------------------------------------
12/31/90                                              8.66             8.30            0.25              0.08            (0.27)
------------------------------------------------------------------------------------------------------------------------------------
12/31/89                                              7.04             8.66            0.24              0.22            29.55
====================================================================================================================================
  Total                                                                               $1.95             $7.34
====================================================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                                                        Net Asset Value
                                                   --------------------------
                                                   Beginning           End           Income         Capital Gain         Total
Period Ended                                       of Period        of Period       Dividends       Distributions      Returns(1)
====================================================================================================================================
6/30/99                                             $15.26           $16.39           $0.00             $0.46            10.50%+
------------------------------------------------------------------------------------------------------------------------------------
12/30/98                                             13.88            15.26            0.06              1.23            19.52
------------------------------------------------------------------------------------------------------------------------------------
12/31/97                                             12.81            13.88            0.06              2.09            25.31
------------------------------------------------------------------------------------------------------------------------------------
12/31/96                                             11.88            12.81            0.09              1.14            18.29
------------------------------------------------------------------------------------------------------------------------------------
12/31/95                                             10.14            11.88            0.11              1.00            28.29
------------------------------------------------------------------------------------------------------------------------------------
12/31/94                                             11.00            10.14            0.10              0.60            (1.53)
------------------------------------------------------------------------------------------------------------------------------------
12/31/93                                             10.65            11.00            0.08              0.36             7.38
------------------------------------------------------------------------------------------------------------------------------------
Inception* -- 12/31/92                               10.55            10.65            0.16              0.09             3.28+
====================================================================================================================================
  Total                                                                               $0.66             $6.97
====================================================================================================================================


--------------------------------------------------------------------------------
Smith Barney Appreciation Fund Inc.                                            5

--------------------------------------------------------------------------------
Historical Performance -- Class L Shares
--------------------------------------------------------------------------------

                                                        Net Asset Value
                                                   --------------------------
                                                   Beginning           End           Income         Capital Gain         Total
Period Ended                                       of Period        of Period       Dividends       Distributions      Returns(1)
====================================================================================================================================
6/30/99                                             $15.26           $16.39           $0.00             $0.46            10.50%+
------------------------------------------------------------------------------------------------------------------------------------
12/30/98                                             13.88            15.26            0.06              1.23            19.52
------------------------------------------------------------------------------------------------------------------------------------
12/31/97                                             12.81            13.88            0.06              2.09            25.31
------------------------------------------------------------------------------------------------------------------------------------
12/31/96                                             11.88            12.81            0.10              1.14            18.34
------------------------------------------------------------------------------------------------------------------------------------
12/31/95                                             10.14            11.88            0.11              1.00            28.29
------------------------------------------------------------------------------------------------------------------------------------
12/31/94                                             11.00            10.14            0.11              0.60            (1.41)
------------------------------------------------------------------------------------------------------------------------------------
Inception* -- 12/31/93                               10.99            11.00            0.08              0.36             4.09+
====================================================================================================================================
  Total                                                                               $0.52             $6.88
====================================================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class Y Shares
--------------------------------------------------------------------------------

                                                        Net Asset Value
                                                   --------------------------
                                                   Beginning           End           Income         Capital Gain         Total
Period Ended                                       of Period        of Period       Dividends       Distributions      Returns(1)
====================================================================================================================================
6/30/99                                             $15.28           $16.50           $0.00             $0.46            11.08%+
------------------------------------------------------------------------------------------------------------------------------------
12/31/98                                             13.93            15.28            0.29              1.23            20.93
------------------------------------------------------------------------------------------------------------------------------------
12/31/97                                             12.86            13.93            0.25              2.09            26.70
------------------------------------------------------------------------------------------------------------------------------------
Inception* -- 12/31/96                               12.10            12.86            0.22              1.14            17.65+
====================================================================================================================================
  Total                                                                               $0.76             $4.92
====================================================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class Z Shares
--------------------------------------------------------------------------------

                                                        Net Asset Value
                                                   --------------------------
                                                   Beginning           End           Income         Capital Gain         Total
Period Ended                                       of Period        of Period       Dividends       Distributions      Returns(1)
====================================================================================================================================
6/30/99                                             $15.29           $16.52           $0.00             $0.46            11.14%+
------------------------------------------------------------------------------------------------------------------------------------
12/31/98                                             13.94            15.29            0.29              1.23            20.91
------------------------------------------------------------------------------------------------------------------------------------
12/31/97                                             12.87            13.94            0.26              2.09            26.72
------------------------------------------------------------------------------------------------------------------------------------
12/31/96                                             11.91            12.87            0.23              1.14            19.66
------------------------------------------------------------------------------------------------------------------------------------
12/31/95                                             10.16            11.91            0.23              1.00            29.52
------------------------------------------------------------------------------------------------------------------------------------
12/31/94                                             11.02            10.16            0.22              0.60            (0.41)
------------------------------------------------------------------------------------------------------------------------------------
12/31/93                                             10.66            11.02            0.18              0.36             8.47
------------------------------------------------------------------------------------------------------------------------------------
Inception* -- 12/31/92                               10.55            10.66            0.16              0.09             3.38+
====================================================================================================================================
  Total                                                                               $1.57             $6.97
====================================================================================================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.


--------------------------------------------------------------------------------
6                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------

                                                                                  Without Sales Charges(1)
                                                 -----------------------------------------------------------------------------------
                                                 Class A                Class B           Class L           Class Y          Class Z
====================================================================================================================================
Six Months Ended 6/30/99+                         10.93%                 10.50%            10.50%            11.08%           11.14%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30/99                                18.41                  17.50             17.50             18.83            18.81
------------------------------------------------------------------------------------------------------------------------------------
Five Years Ended 6/30/99                          21.37                  20.43             20.47               N/A            21.79
------------------------------------------------------------------------------------------------------------------------------------
Ten Years Ended 6/30/99                           15.51                    N/A               N/A               N/A              N/A
------------------------------------------------------------------------------------------------------------------------------------
Inception* through 6/30/99                        12.99                  16.38             15.94             22.53            17.65
====================================================================================================================================

                                                                                    With Sales Charges(2)
                                                 -----------------------------------------------------------------------------------
                                                 Class A                Class B           Class L           Class Y          Class Z
====================================================================================================================================
Six Months Ended 6/30/99+                          5.35%                  5.50%             8.43%            11.08%           11.14%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30/99                                12.51                  12.50             15.29             18.83            18.81
------------------------------------------------------------------------------------------------------------------------------------
Five Years Ended 6/30/99                          20.13                  20.33             20.22               N/A            21.79
------------------------------------------------------------------------------------------------------------------------------------
Ten Years Ended 6/30/99                           14.91                    N/A               N/A               N/A              N/A
------------------------------------------------------------------------------------------------------------------------------------
Inception* through 6/30/99                        12.80                  16.38             15.76             22.53            17.65
====================================================================================================================================

--------------------------------------------------------------------------------
Cumulative Total Return
--------------------------------------------------------------------------------

                                                         Without Sales Charge(1)
================================================================================
Class A (6/30/89 through 6/30/99)                                 322.84%
--------------------------------------------------------------------------------
Class A (Inception* through 6/30/99)                            3,497.62
--------------------------------------------------------------------------------
Class B (Inception* through 6/30/99)                              174.26
--------------------------------------------------------------------------------
Class L (Inception* through 6/30/99)                              157.84
--------------------------------------------------------------------------------
Class Y (Inception* through 6/30/99)                              100.23
--------------------------------------------------------------------------------
Class Z (Inception* through 6/30/99)                              194.74
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and Class L shares reflect the deduction of the maximum initial sales charge of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

+ Total return is not annualized, as it may not be representative of the total return for the year.

* The inception dates for Class A, B, L, Y and Z shares are March 10, 1970, November 6, 1992, February 4, 1993, January 30, 1996 and November 6, 1992, respectively.


--------------------------------------------------------------------------------
Smith Barney Appreciation Fund Inc.                                            7

Smith Barney
Appreciation Fund Inc.

Growth of $10,000 invested in Class A Shares of the Smith Barney Appreciation Fund Inc. vs. the Standard & Poor's 500 Stock Index*

March 10, 1970 - June 30, 1999

Smith Barney Appreciation Fund Inc.

S&P 500 Index

January 1979: Hersh Cohen becomes the Portfolio Manager        [PHOTO]
of the Smith Barney Appreciation Fund Inc.


                                   [GRAPH]

                                                Smith Barney
                                                Appreciation         S&P 500
 Date                                             Fund Inc.           Index

3/10/70                                              9,503           10,000

1970        War in Cambodia escalates               10,995           10,629

1971        Freeze on wages and prices              12,840           12,148
            NASDAQ introduced

1972        Watergate break-in                      12,722           14,457
            Nixon visits China

1973        OPEC oil embargo                         9,164           12,333

1974        Nixon resigns as President               6,902            9,069

1975        U.S. involvement in Vietnam ends         8,196           12,445

1976        Bicentennial celebration                 9,875           15,423

1977        U.S. energy crisis                       9,519           14,320

1978        Genocide in Cambodia                    11,577           15,261
            Camp David accords

1979        Three Mile Island disaster              16,786           18,098
            Iran hostage crisis begins

1980        Reagan elected President in landslide   22,781           23,980

1981        Assassination attempts on Reagan        23,207           22,800
            and Pope. First space shuttle launch

1982        Worst U.S. recession in 40 years        28,710           27,712

1983        Beirut bombing                          35,309           33,964

* Hypothetical illustration of $10,000 invested in Class A shares on March 10, 1970, assuming deduction of the maximum 5.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through June 30, 1999. The Standard & Poor's 500 Stock Index ("S&P 500") is an index composed of widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market. Figures for the index include reinvestment of dividends. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Portfolio's other classes may be greater or less than the Class A shares' performance


--------------------------------------------------------------------------------
8                                        1999 Semi-Annual Report to Shareholders

For more than twenty-five years and through all market cycles, the Smith Barney Appreciation Fund has delivered consistent long-term growth.

--------------------------------------------------------------------------------
                         Average Annual Total Return of
                     the Smith Barney Appreciation Fund vs.
                     the S&P 500 Since Cohen Became Manager
                            (Since January 31, 1979)

       SB Appreciation Fund
         (Class A Shares)                                 S&P 500
             17.82%**                                      17.78%
--------------------------------------------------------------------------------

                                    [GRAPH]

                                                Smith Barney
                                                Appreciation         S&P 500
 Date                                             Fund Inc.           Index

1984  Iran/Iraq conflict                              35,957          36,095

1985  U.S. becomes debtor nation                      48,332          47,544
      Gramm-Rudman Act

1986  Tax reform                                      57,915          56,420
      Bombing of Libya

1987  Market correction                               61,986          59,383

1988  RJR Nabisco buyout                              70,270          69,220

1989  Collapse of high-yield bond market              91,035          91,117
      Berlin Wall falls

1990  Iraq invasion of Kuwait                         90,792          88,288

1991  U.S. recession                                 115,250         115,131

1992  Riots in Los Angeles                           122,499         116,376

1993  World Trade Center terrorist bombing           132,462         128,073
      Passage of NAFTA

1994  Orange County bankruptcy                       131,442         129,758

1995  Dow rises above 4000, then 5000                169,895         178,460

1996  Dow rises above 6500                           202,602         219,414

1997  Dow rises above 7000                           255,872         292,610

1998  Hersh Cohen celebrates 20 years as             308,191         376,702
      the Portfolio Manager of the
      Appreciation Fund

1999                                                 341,864         423,338


      indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes. All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

** Please note that this figure assumes reinvestment of all dividends and capital gains distributions at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares, which would have reduced the Fund's performance.


--------------------------------------------------------------------------------
Smith Barney Appreciation Fund Inc.                                            9

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                                June 30, 1999
--------------------------------------------------------------------------------

     SHARES                        SECURITY                             VALUE
================================================================================

COMMON STOCK -- 83.4%

Aerospace -- 0.3%
    200,000   Lockheed Martin Corp.+                                $  7,450,000
    100,000   Raytheon Co., Class A Shares                             6,887,500
--------------------------------------------------------------------------------
                                                                      14,337,500
--------------------------------------------------------------------------------

Airlines -- 0.6%
    400,000   Alaska Air Group, Inc.*                                 16,700,000
    300,000   AMR Corp.*+                                             20,475,000
--------------------------------------------------------------------------------
                                                                      37,175,000
--------------------------------------------------------------------------------

Auto Parts & Accessories -- 0.6%
    489,251   Delphi Automotive Systems Corp.                          9,081,722
    400,000   Goodyear Tire & Rubber Co.+                             23,525,000
--------------------------------------------------------------------------------
                                                                      32,606,722
--------------------------------------------------------------------------------

Automobile -- 1.7%
    187,050   DaimlerChrysler A.G.*+                                  16,624,069
    500,000   Ford Motor Co.                                          28,218,750
    700,000   General Motors Corp.                                    46,200,000
--------------------------------------------------------------------------------
                                                                      91,042,819
--------------------------------------------------------------------------------

Banking -- 2.6%
  2,100,000   Bank of New York Co., Inc.                              77,043,750
    200,000   First Virginia Banks, Inc.+                              9,825,000
    300,000   National City Corp.                                     19,650,000
    900,000   Wells Fargo & Co.                                       38,475,000
--------------------------------------------------------------------------------
                                                                     144,993,750
--------------------------------------------------------------------------------

Beverage, Food & Tobacco -- 4.1%
    300,000   BestFoods                                               14,850,000
    200,000   Hershey Foods Corp.+                                    11,875,000
    700,000   H.J. Heinz Co.                                          35,087,500
  1,400,000   McDonald's Corp.                                        57,837,500
    900,000   PepsiCo Inc.                                            34,818,750
  1,300,000   Ralston-Purina Group                                    39,568,750
    325,000   Wm. Wrigley Jr., Co.+                                   29,250,000
--------------------------------------------------------------------------------
                                                                     223,287,500
--------------------------------------------------------------------------------

Broadcasting -- 2.6%
  1,400,000   CBS Corp.*                                              60,812,500
    600,000   Infinity Broadcasting Corp., Class A Shares*+           17,850,000
    895,000   Scandinavian Broadcasting Systems SA*+                  28,863,750
    900,000   USA Networks Inc.*                                      36,112,500
--------------------------------------------------------------------------------
                                                                     143,638,750
--------------------------------------------------------------------------------

Chemicals -- 2.0%
    550,000   Air Products and Chemicals, Inc.                        22,137,500
    100,000   Chemfab Corp.*                                           1,818,750
    150,000   Dow Chemical Corp.+                                     19,031,250
    500,000   E.I. du Pont de Nemours & Co.                           34,156,250
    550,000   Hercules Inc.                                           21,621,875
    800,000   RPM Inc.+                                               11,350,000
--------------------------------------------------------------------------------
                                                                     110,115,625
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                     June 30, 1999
--------------------------------------------------------------------------------

     SHARES                        SECURITY                             VALUE
================================================================================

Consumer Products -- 3.8%
    900,000   Eastman Kodak Co.                                     $ 60,975,000
    600,000   Gillette Co.                                            24,600,000
  1,200,000   Kimberly-Clark Corp.                                    68,400,000
    300,000   Mattel Inc.                                              7,931,250
    400,000   Newell Co.                                              18,600,000
    300,000   Procter & Gamble Co.+                                   26,775,000
--------------------------------------------------------------------------------
                                                                     207,281,250
--------------------------------------------------------------------------------

Consumer Services -- 0.4%
  1,000,000   Cendant Corp.*                                          20,500,000
--------------------------------------------------------------------------------

Diversified/Conglomerate -- 10.8%
    800,000   AlliedSignal Inc.+                                      50,400,000
      2,925   Berkshire Hathaway Inc., Class A Shares*               201,532,500
         15   Berkshire Hathaway Inc., Class B Shares*                    33,600
  1,000,000   Canadian Pacific Ltd.                                   23,812,500
  1,200,000   General Electric Co.                                   133,350,000
    640,000   Host Marriott Services Corp.*                            5,200,000
    500,000   Minnesota Mining & Manufacturing Co.                    43,468,750
    750,000   PPG Industries, Inc.                                    44,296,875
    950,000   Tyco International Ltd.                                 90,012,500
--------------------------------------------------------------------------------
                                                                     592,106,725
--------------------------------------------------------------------------------

Electrical Equipment -- 1.5%
    600,000   Emerson Electric Co.                                    37,725,000
    400,000   Johnson Controls, Inc.                                  27,725,000
    700,000   SLI, Inc.*                                              18,900,000
--------------------------------------------------------------------------------
                                                                      84,350,000
--------------------------------------------------------------------------------

Entertainment & Leisure -- 2.0%
    110,250   Dick Clark Productions, Inc.*                            1,591,734
    200,000   MediaOne Group Inc.*                                    14,875,000
    450,000   Time-Warner, Inc.                                       33,075,000
    400,000   Viacom Inc., Class B Shares*                            17,600,000
  1,300,000   Walt Disney Co.                                         40,056,250
--------------------------------------------------------------------------------
                                                                     107,197,984
--------------------------------------------------------------------------------

Financial Services -- 4.4%
    200,000   American Express Co.                                    26,025,000
    100,000   Chapman Holdings Inc.*+                                    625,000
  1,000,000   Fannie Mae                                              68,375,000
     30,500   Goldman Sachs Group, Inc.+                               2,203,625
    450,000   H & R Block Inc.                                        22,500,000
  1,200,000   Household International Inc.                            56,850,000
    450,000   Merrill Lynch & Co.                                     35,971,875
    800,000   Washington Mutual, Inc.+                                28,300,000
--------------------------------------------------------------------------------
                                                                     240,850,500
--------------------------------------------------------------------------------

Health Care/Drugs/Hospital Supplies -- 9.8%
  1,600,000   Abbott Labs., Inc.+                                     72,800,000
    750,000   American Home Products Corp.                            43,125,000
    500,000   Amgen Inc.*                                             30,437,500
    300,000   Becton, Dickinson and Co.                                9,000,000
  1,100,000   Bristol-Myers & Squibb Co.                              77,481,250

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Appreciation Fund Inc.                                           11

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                     June 30, 1999
--------------------------------------------------------------------------------

     SHARES                        SECURITY                             VALUE
================================================================================

Health Care/Drugs/Hospital Supplies -- 9.8% (continued)
  1,000,000   Chiron Corp*                                          $ 20,750,000
    600,000   Eli Lilly & Co.                                         42,975,000
    500,000   Johnson & Johnson                                       49,000,000
    900,000   Merck and Co., Inc.+                                    66,600,000
    750,000   Mettler-Toledo International Inc.*                      18,609,375
    650,000   Pfizer, Inc.                                            71,337,500
    500,000   Warner-Lambert Co.                                      34,687,500
--------------------------------------------------------------------------------
                                                                     536,803,125
--------------------------------------------------------------------------------

Home Building -- 0.2%
    350,000   Del Webb Corp.                                           8,356,250
--------------------------------------------------------------------------------

Insurance -- 4.1%
  2,300,000   Allstate Corp.                                          82,512,500
    625,000   American International Group, Inc.+                     73,164,063
     50,000   Chubb Corp.+                                            52,125,000
    395,000   CNA Financial Corp.*                                    15,923,437
--------------------------------------------------------------------------------
                                                                     223,725,000
--------------------------------------------------------------------------------

Manufacturing/Building Materials -- 1.2%
    100,000   Barnes Group Inc.                                        2,175,000
    979,000   Dal-Tile International Inc.*                            11,136,125
    200,000   Leggett & Platt, Inc.                                    5,562,500
    825,000   Masco Corp.                                             23,821,875
    500,000   Parker-Hannifin Corp.                                   22,875,000
--------------------------------------------------------------------------------
                                                                      65,570,500
--------------------------------------------------------------------------------

Office Equipment & Supplies -- 1.1%
  1,050,000   Xerox Corp.+                                            62,015,625
--------------------------------------------------------------------------------

Oil & Gas/Service/Drilling -- 1.5%
    200,000   Halliburton Co.                                          9,050,000
    500,000   Nabors Industries, Inc.*                                12,218,750
    700,000   Schlumberger Ltd.+                                      44,581,250
    500,000   Tidewater Inc.                                          15,250,000
--------------------------------------------------------------------------------
                                                                      81,100,000
--------------------------------------------------------------------------------

Oil - International -- 4.2%
    150,000   British Petroleum Amoco PLC+                            16,275,000
    600,000   Exxon Corp.                                             46,275,000
    750,000   Mobil Corp.                                             74,250,000
  1,100,000   Royal Dutch Petroleum Co., ADR                          66,275,000
    450,000   Texaco Inc.+                                            28,125,000
--------------------------------------------------------------------------------
                                                                     231,200,000
--------------------------------------------------------------------------------

Publishing -- 1.7%
    700,000   Gannett Co.                                             49,962,500
  1,200,000   Meredith Corp.                                          41,550,000
--------------------------------------------------------------------------------
                                                                      91,512,500
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
12                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                     June 30, 1999
--------------------------------------------------------------------------------

     SHARES                        SECURITY                             VALUE
================================================================================

Real Estate -- 0.5%
    131,300   Forest City Enterprises, Inc.                       $    3,676,400
    930,000   The St. Joe Corp.+                                      25,110,000
--------------------------------------------------------------------------------
                                                                      28,786,400
--------------------------------------------------------------------------------

Retail -- 3.5%
    275,000   Hannaford Bros. Co.                                     14,712,500
    300,000   The Gap, Inc.                                           15,112,500
    900,000   The Home Depot, Inc.+                                   57,993,750
    700,000   The Kroger Co.                                          19,556,250
    450,000   Safeway Inc.*                                           22,275,000
  1,300,000   Wal-Mart Stores, Inc.                                   62,725,000
--------------------------------------------------------------------------------
                                                                     192,375,000
--------------------------------------------------------------------------------

Technology -- 11.6%
    500,000   America Online, Inc.*                                   55,250,000
  1,000,000   CISCO Systems Inc.*                                     64,500,000
  1,200,000   First Data, Corp.                                       58,725,000
    300,000   Hewlett-Packard Co.                                     30,150,000
  1,300,000   Intel Corp.                                             77,350,000
    650,000   International Business Machines Corp.                   84,012,500
  1,100,000   Lucent Technologies Inc.+                               74,181,250
  1,050,000   Microsoft Corp.*                                        94,696,875
  1,200,000   Novell, Inc.*+                                          31,800,000
    450,000   Texas Instruments, Inc.                                 65,250,000
--------------------------------------------------------------------------------
                                                                     635,915,625
--------------------------------------------------------------------------------

Telephone/Communications -- 5.8%
  1,700,000   American Telephone & Telegraph Corp.+                   94,881,250
    700,000   Ameritech Corp.                                         51,450,000
    900,000   Bell Atlantic Corp.                                     58,837,500
  1,125,000   GTE Corp.                                               85,218,750
    350,000   MCI WorldCom, Inc.*                                     30,187,500
--------------------------------------------------------------------------------
                                                                     320,575,000
--------------------------------------------------------------------------------

Transportation -- 0.6%
    300,000   FDX Corp.*                                              16,275,000
    387,000   Florida East Coast Industries, Inc.                     17,124,750
--------------------------------------------------------------------------------
                                                                      33,399,750
--------------------------------------------------------------------------------

Utilities -- 0.2%
    200,000   The AES Corp.+                                          11,625,000
--------------------------------------------------------------------------------
              TOTAL COMMON STOCK
              (Cost -- $2,792,394,342)                             4,572,443,900
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Appreciation Fund Inc.                                           13

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                     June 30, 1999
--------------------------------------------------------------------------------

     FACE
    AMOUNT                              SECURITY                                     VALUE
==============================================================================================
REPURCHASE AGREEMENTS -- 16.6%
$300,000,000  Chase Manhattan Inc., 4.800% due 7/1/99;                          $  300,000,000
              Proceeds at maturity -- $300,040,000 (Fully
              collateralized by U.S. Treasury Notes, 4.750% due 2/15/04;
              Market Value -- $306,001,050)
410,703,000   Warburg Dillon Read LLC, 4.844% due 7/1/99                           410,703,000
              Proceeds at maturity -- $410,758,261 (Fully
              collateralized by U.S. Treasury Notes, 4.500% due 1/31/01;
              Market Value -- $418,925,003)
197,880,000   Goldman Sachs & Co., 4.800% due 7/1/99;                              197,880,000
              Proceeds at maturity -- $197,906,384 (Fully collateralized by U.S. Treasury Notes and Strips, 0.000% to 8.750% due 3/2/00
              to 5/15/17; Market Value -- $201,837,738)
----------------------------------------------------------------------------------------------
              TOTAL REPURCHASE AGREEMENTS
              (Cost -- $908,583,000)                                               908,583,000
==============================================================================================
              TOTAL INVESTMENTS AT VALUE -- 100%
              (Cost -- $3,700,977,342**)                                        $5,481,026,900
==============================================================================================

*     Non-income producing security

+     A portion of the security is on loan (see Note 7).

**    Aggregate cost for Federal income tax purposes is substantially the same.


                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
14                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                    June 30, 1999
--------------------------------------------------------------------------------

ASSETS:
     Investments, at value (Cost -- $2,792,394,342)                                 $4,572,443,900
     Repurchase agreements (Cost -- $908,583,000)                                      908,583,000
     Cash                                                                                4,952,572
     Collateral for secutities on loan (Note 7)                                        306,792,573
     Receivable for Fund shares sold                                                     3,899,327
     Receivable for securities sold                                                      2,006,153
     Dividends and interest receivable                                                   4,551,892
--------------------------------------------------------------------------------------------------
     Total Assets                                                                    5,803,229,417
--------------------------------------------------------------------------------------------------

LIABILITIES:
     Payable for securities on loan (Note 7)                                           306,792,573
     Payable for securities purchased                                                   28,133,570
     Investment advisory fee payable                                                     1,984,920
     Administration fees payable                                                           730,056
     Distribution fees payable                                                             549,898
     Payable for Fund shares purchased                                                     167,813
     Accrued expenses                                                                    1,139,984
--------------------------------------------------------------------------------------------------
     Total Liabilities                                                                 339,498,814
--------------------------------------------------------------------------------------------------
Total Net Assets                                                                    $5,463,730,603
--------------------------------------------------------------------------------------------------

NET ASSETS:
     Par value of capital shares                                                    $      331,767
     Capital paid in excess of par value                                             3,269,303,715
     Undistributed net investment income                                                17,879,163
     Accumulated net realized gain on security transactions and futures contracts      396,166,400
     Net unrealized appreciation of investments                                      1,780,049,558
--------------------------------------------------------------------------------------------------
Total Net Assets                                                                    $5,463,730,603
==================================================================================================

Shares Outstanding:
     Class A                                                                           193,761,214
     ---------------------------------------------------------------------------------------------
     Class B                                                                           107,912,324
     ---------------------------------------------------------------------------------------------
     Class L                                                                             7,890,559
     ---------------------------------------------------------------------------------------------
     Class Y                                                                             5,998,702
     ---------------------------------------------------------------------------------------------
     Class Z                                                                            16,204,234
     ---------------------------------------------------------------------------------------------

Net Asset Value:
     Class A (and redemption price)                                                         $16.51
     ---------------------------------------------------------------------------------------------
     Class B*                                                                               $16.39
     ---------------------------------------------------------------------------------------------
     Class L**                                                                              $16.39
     ---------------------------------------------------------------------------------------------
     Class Y (and redemption price)                                                         $16.50
     ---------------------------------------------------------------------------------------------
     Class Z (and redemption price)                                                         $16.52
     ---------------------------------------------------------------------------------------------

Maximum Public Offering Price Per Share:
     Class A (net asset value plus 5.26% of net asset value per share)                      $17.38
     ---------------------------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of net asset value per share)                      $16.56
==================================================================================================

* Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from purchase (See Note 2).

** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Appreciation Fund Inc.                                           15

--------------------------------------------------------------------------------
Statement of Operations (unaudited)       For the Six Months Ended June 30, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Dividends                                                   $   26,506,502
     Interest                                                        22,027,277
     Less: Foreign withholding tax                                     (616,621)
--------------------------------------------------------------------------------
     Total Investment Income                                         47,917,158
--------------------------------------------------------------------------------

EXPENSES:
     Distribution fees (Note 2)                                      12,460,015
     Investment advisory fees (Note 2)                               10,571,611
     Administration fees (Note 2)                                     3,887,119
     Shareholder and system servicing fees                            2,597,090
     Shareholder communications                                         245,783
     Registration fees                                                   98,138
     Custody                                                             79,097
     Directors' fees                                                     32,764
     Audit and legal fees                                                26,733
     Other                                                               29,991
--------------------------------------------------------------------------------
     Total Expenses                                                  30,028,341
--------------------------------------------------------------------------------
Net Investment Income                                                17,888,817
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FUTURES CONTRACTS (NOTE 3 AND 6):
     Realized Gain From:
        Security transactions (excluding short-term securities)     400,964,925
        Futures contracts                                             1,305,463
--------------------------------------------------------------------------------
     Net Realized Gain                                              402,270,388
--------------------------------------------------------------------------------
     Change in Net Unrealized Appreciation of Investments:
        Beginning of period                                       1,670,560,703
        End of period                                             1,780,049,558
--------------------------------------------------------------------------------
     Increase in Net Unrealized Appreciation                        109,488,855
--------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                       511,759,243
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                           $  529,648,060
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
16                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 1999 (unaudited) and the Year Ended December 31, 1998

                                                                             1999              1998
=======================================================================================================
OPERATIONS:
     Net investment income                                             $   17,888,817    $   44,614,086
     Net realized gain                                                    402,270,388       437,867,108
     Increase in net unrealized appreciation                              109,488,855       354,145,227
-------------------------------------------------------------------------------------------------------
     Increase in Net Assets From Operations                               529,648,060       836,626,421
-------------------------------------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS FROM:
     Net investment income                                                         --       (46,469,945)
     Net realized gains                                                  (147,586,116)     (370,466,221)
-------------------------------------------------------------------------------------------------------
     Decrease in Net Assets From Distributions to Shareholders           (147,586,116)     (416,936,166)
-------------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 8):
     Net proceeds from sales                                              466,603,784       817,670,978
     Net asset value of shares issued for reinvestment of dividends       139,197,916       390,809,346
     Cost of shares reacquired                                           (450,097,804)     (936,984,556)
-------------------------------------------------------------------------------------------------------
     Increase in Net Assets From Fund Share Transactions                  155,703,896       271,495,768
-------------------------------------------------------------------------------------------------------
Increase in Net Assets                                                    537,765,840       691,186,023

NET ASSETS:
     Beginning of period                                                4,925,964,763     4,234,778,740
-------------------------------------------------------------------------------------------------------
     End of period*                                                    $5,463,730,603    $4,925,964,763
=======================================================================================================
* Includes undistributed (overdistributed) net investment income of:      $17,879,163           $(9,654)
=======================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Appreciation Fund Inc.                                           17

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Smith Barney Appreciation Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price was reported are valued at bid price, or in the absence of a recent bid price, at the bid equivalent obtained from one or more of the major market makers in the securities; U.S. government and agency obligations are valued at the mean between the closing bid and asked prices on each day; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the earlier of the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (f) interest income is recorded on the accrual basis;
(g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) gains or losses on the sale of securities are calculated by using the specific identification method; (i) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets; (j) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (l) the character of income and gains distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1998, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; and (m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions

SSBC Fund Management Inc. ("SSBC"), formerly known as Mutual Management Corp., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser of the Fund. The Fund pays SSBC an investment advisory fee calculated at the annual rate of 0.55% on the Fund's average daily net assets up to $250 million; 0.513% on the next $250 million; 0.476% on the next $500 million; 0.439% on the next $1 billion; 0.402% on the next $1 billion; and 0.365% on average daily net assets in excess of $3 billion. This fee is calculated daily and paid monthly.


--------------------------------------------------------------------------------
18                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

SSBC also serves as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% on the Fund's average daily net assets up to $250 million; 0.187% on the next $250 million; 0.174% on the next $500 million; 0.161% on the next $1 billion; 0.148% on the next $1 billion and 0.135% on the average daily net assets in excess of $3 billion. This fee is calculated daily and paid monthly.

CFBDS, Inc., acts as the Fund's distributor. Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, as well as certain other broker-dealers, continues to sell Fund shares to the public as a member of the selling group. For the six months ended June 30, 1999, SSB and its affiliates received brokerage commissions of $145,290.

There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines by 1.00% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares are being sold at net asset value plus a maximum sales charge of 1.00%. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 1999, SSB received sales charges of approximately $1,325,000, $11,000 and $328,000 on sales of the Portfolio's Class A, Class B and Class L shares, respectively. In addition, CDSCs paid to SSB were approximately:

                                              Class A       Class B      Class L
================================================================================
CDSCs                                          $2,000      $554,000      $21,000
================================================================================

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Fund also pays a distribution fee with respect to Class B and L shares calculated at the annual rate of 0.75% of the average daily net assets for each class. For the six months ended June 30, 1999, total Distribution Plan fees were as follows:

                                           Class A        Class B        Class L
================================================================================
Distribution Plan Fees                    $3,789,405     $8,156,901     $513,709
================================================================================

All officers and one Director of the Fund are employees of SSB.

3. Investments

During the six months ended June 30, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                         $1,596,376,509
--------------------------------------------------------------------------------
Sales                                                              1,549,543,342
================================================================================

At June 30, 1999, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                    $1,786,562,283
Gross unrealized depreciation                                        (6,512,725)
--------------------------------------------------------------------------------
Net unrealized appreciation                                      $1,780,049,558
================================================================================

4. Repurchase Agreements

The Fund purchases (and its custodian take possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.


--------------------------------------------------------------------------------
Smith Barney Appreciation Fund Inc.                                           19

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

5. Option Contracts

Premiums paid when put or call options are purchased by the Fund represent investments, which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the amount of the premium originally paid. When the Fund exercises a call option, the cost of the security that the Fund purchases upon exercise will be increased by the premium originally paid.

At June 30, 1999, the Fund had no open purchased call or put options.

When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be decreased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of a loss if the market price of the underlying security declines.

During the six months ended June 30, 1999, the Fund did not write any call or put options.

6. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At June 30, 1999, the Fund had no open futures contracts.


--------------------------------------------------------------------------------
20                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

7. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At June 30, 1999, the Fund loaned common stocks having a value of approximately $299,365,873 and holds the following collateral for loaned securities:

Security Description                                                    Value
================================================================================
Time Deposits:
   Banco Bilbao Vizcaya, 5.875% due 7/1/99                          $ 35,339,390
   Bank of Montreal, 5.937% due 7/1/99                                10,173,315
   Bank of Montreal, 5.250% due 7/1/99                                24,583,924
   Banque Paribas, 5.875% due 7/1/99                                  37,287,189
   Barclays Bank PLC, 5.875% due 7/1/99                               19,667,139

Commercial Paper:
   Dakota Certificates Program, 4.993% due 9/2/99                      1,167,724
   Moriarty LLC, 5.123% due 8/16/99                                   36,741,931
   Moriarty LLC, 5.102% due 8/2/99                                    18,902,726
   Moriarty LLC, 5.177% due 9/20/99                                   40,412,751
   Corporate Receivables, 4.906% due 8/2/99                            7,936,167

Certificate of Deposit:
   Svenska Handelsbanken, 4.940% due 10/25/99                         74,580,317
--------------------------------------------------------------------------------
Total                                                               $306,792,573
================================================================================

For the six months ended June 30, 1999, income earned by the Portfolio from securities lending was $281,725.

8. Capital Shares

At June 30, 1999, the Fund had one billion shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights except that each class bears expenses specifically related to the distribution of its shares. Effective June 12, 1998, the Fund adopted the renaming of existing Class C shares as Class L shares.

At June 30, 1999, total paid-in capital amounted to the following for each class:

                            Class A          Class B           Class L          Class Y          Class Z
==========================================================================================================
Total Paid-in Capital   $1,755,695,612   $1,137,678,370     $113,158,136      $72,286,632     $190,816,732
==========================================================================================================


--------------------------------------------------------------------------------
Smith Barney Appreciation Fund Inc.                                           21

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

Transactions in shares of each class were as follows:

                                       Six Months Ended                     Year Ended
                                         June 30, 1999                  December 31, 1998
                                  ----------------------------      ----------------------------
                                     Shares         Amount            Shares          Amount
================================================================================================
Class A
Shares sold                        12,529,508    $ 201,165,044       31,944,426    $ 478,164,660
Shares issued on reinvestment       5,171,969       82,648,065       16,242,300      246,245,285
Shares reacquired                 (17,193,007)    (275,102,249)     (36,385,814)    (541,889,271)
------------------------------------------------------------------------------------------------
Net Increase                          508,470    $   8,710,860       11,800,912    $ 182,520,674
================================================================================================
Class B
Shares sold                        12,500,654    $ 200,737,749       14,958,279    $ 221,404,435
Shares issued on reinvestment       2,898,311       45,967,224        7,850,793      117,753,029
Shares reacquired                  (9,262,801)    (147,472,355)     (22,640,705)    (335,884,537)
------------------------------------------------------------------------------------------------
Net Increase                        6,136,164    $  99,232,618          168,367    $   3,272,927
================================================================================================
Class L+
Shares sold                         2,785,712    $  44,725,784        2,887,128    $  42,349,991
Shares issued on reinvestment         212,591        3,371,693          393,767        5,900,714
Shares reacquired                    (561,647)      (8,929,590)      (1,276,184)     (18,734,090)
------------------------------------------------------------------------------------------------
Net Increase                        2,436,656    $  39,167,887        2,004,711    $  29,516,615
================================================================================================
Class Y
Shares sold                           468,372    $   7,320,820        2,956,701    $  44,326,404
Shares issued on reinvestment              --               --               --               --
Shares reacquired                    (167,677)      (2,832,464)      (1,299,545)     (19,155,296)
------------------------------------------------------------------------------------------------
Net Increase                          300,695    $   4,488,356        1,657,156    $  25,171,108
================================================================================================
Class Z
Shares sold                           804,280    $  12,654,387        2,085,157    $  31,425,488
Shares issued on reinvestment         451,248        7,210,934        1,376,363       20,910,318
Shares reacquired                    (983,086)     (15,761,146)      (1,447,123)     (21,321,362
------------------------------------------------------------------------------------------------
Net Increase                          272,442    $   4,104,175        2,014,397    $  31,014,444
================================================================================================

+ On June 12, 1998, Class C shares were renamed Class L shares.


--------------------------------------------------------------------------------
22                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended December 31, except where noted:

Class A Shares                                1999(1)(2)        1998(2)        1997          1996         1995(2)        1994
==============================================================================================================================
Net Asset Value, Beginning of Period            $15.31          $13.92        $12.85        $11.90        $10.15        $11.01
------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                          0.07            0.18          0.19          0.19          0.20          0.16
   Net realized and unrealized gain (loss)        1.59            2.62          3.17          2.09          2.75         (0.24)
------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               1.66            2.80          3.36          2.28          2.95         (0.08)
------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                            --           (0.18)        (0.20)        (0.19)        (0.20)        (0.18)
   Net realized gains                            (0.46)          (1.23)        (2.09)        (1.14)        (1.00)        (0.60)
------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.46)          (1.41)        (2.29)        (1.33)        (1.20)        (0.78)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $16.51          $15.31        $13.92        $12.85        $11.90        $10.15
------------------------------------------------------------------------------------------------------------------------------
Total Return                                     10.93%++        20.45%        26.29%        19.25%        29.26%        (0.77)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)            $3,199          $2,959        $2,526        $2,100        $1,933        $1,690
------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                       0.93%+          0.95%         0.95%         1.00%         1.02%         1.02%
   Net investment income                          0.94+           1.23          1.47          1.52          1.71          1.61
------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             37%             63%           57%           62%           57%           52%
==============================================================================================================================

Class B Shares                                1999(1)(2)        1998(2)        1997          1996         1995(2)        1994
==============================================================================================================================
Net Asset Value, Beginning of Period            $15.26          $13.88        $12.81        $11.88        $10.14        $11.00
------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                          0.01            0.06          0.07          0.08          0.11          0.13
   Net realized and unrealized gain (loss)        1.58            2.61          3.15          2.08          2.74         (0.29)
------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               1.59            2.67          3.22          2.16          2.85         (0.16)
------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                            --           (0.06)        (0.06)        (0.09)        (0.11)        (0.10)
   Net realized gains                            (0.46)          (1.23)        (2.09)        (1.14)        (1.00)        (0.60)
------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.46)          (1.29)        (2.15)        (1.23)        (1.11)        (0.70)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $16.39          $15.26        $13.88        $12.81        $11.88        $10.14
------------------------------------------------------------------------------------------------------------------------------
Total Return                                     10.50%++        19.52%        25.31%        18.29%        28.29%        (1.53)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)            $1,768          $1,553        $1,410        $1,134          $988          $761
------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                       1.72%+          1.73%         1.73%         1.78%         1.77%         1.80%
   Net investment income                          0.16+           0.44          0.68          0.74          0.96          0.83
------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             37%             63%           57%           62%           57%           52%
==============================================================================================================================

(1)   For the six months ended June 30, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
Smith Barney Appreciation Fund Inc.                                           23

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended December 31, except where noted:

Class L Shares                                  1999(1)(2)    1998(2)(3)      1997         1996        1995(2)       1994
==========================================================================================================================
Net Asset Value, Beginning of Period              $15.26        $13.88       $12.81       $11.88       $10.14       $11.00
--------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                            0.01          0.06         0.09         0.09         0.11         0.10
   Net realized and unrealized gain (loss)          1.58          2.61         3.13         2.08         2.74        (0.25)
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                 1.59          2.67         3.22         2.17         2.85        (0.15)
--------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                              --         (0.06)       (0.06)       (0.10)       (0.11)       (0.11)
   Net realized gains                              (0.46)        (1.23)       (2.09)       (1.14)       (1.00)       (0.60)
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                                (0.46)        (1.29)       (2.15)       (1.24)       (1.11)       (0.71)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $16.39        $15.26       $13.88       $12.81       $11.88       $10.14
--------------------------------------------------------------------------------------------------------------------------
Total Return                                       10.50%++      19.52%       25.31%       18.34%       28.29%       (1.41)%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                $129,300       $83,215      $47,872      $25,505      $14,653       $5,040
--------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                         1.72%+        1.73%        1.73%        1.77%        1.77%        1.66%
   Net investment income                            0.17+         0.44         0.68         0.75         0.96         0.98
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               37%           63%          57%          62%          57%          52%
==========================================================================================================================

(1)   For the six months ended June 30, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3)   On June 12, 1998, Class C shares were renamed Class L shares.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized


--------------------------------------------------------------------------------
24                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended December 31, except where noted:

Class Y Shares                           1999(1)(2)         1998(2)        1997(2)       1996(3)
================================================================================================
Net Asset Value, Beginning of Period       $15.28           $13.93         $12.86         $12.10
------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                     0.10             0.24           0.27           0.23
   Net realized and unrealized gain          1.58             2.63           3.14           1.89
------------------------------------------------------------------------------------------------
Total Income From Operations                 1.68             2.87           3.41           2.12
------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                       --            (0.29)         (0.25)         (0.22)
   Net realized gains                       (0.46)           (1.23)         (2.09)         (1.14)
------------------------------------------------------------------------------------------------
Total Distributions                         (0.46)           (1.52)         (2.34)         (1.36)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $16.50           $15.28         $13.93         $12.86
------------------------------------------------------------------------------------------------
Total Return                                11.08%++         20.93%         26.70%         17.65%++
------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)          $98,986          $87,041        $56,302        $73,196
------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                  0.58%+           0.59%          0.59%          0.66%+
   Net investment income                     1.29+            1.59           1.79           2.06+
------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        37%              63%            57%            24%
================================================================================================

(1)   For the six months ended June 30, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3)   For the period from January 30, 1996 (inception date) to December 31,
      1996.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
Smith Barney Appreciation Fund Inc.                                           25

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended December 31, except where noted:

Class Z Shares                               1999(1)(2)       1998(2)       1997         1996        1995(2)       1994
========================================================================================================================
Net Asset Value, Beginning of Period           $15.29         $13.94       $12.87       $11.91       $10.16       $11.02
------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                         0.10           0.24         0.24         0.24         0.23         0.20
   Net realized and unrealized gain (loss)       1.59           2.63         3.18         2.09         2.75        (0.24)
------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations              1.69           2.87         3.42         2.33         2.98        (0.04)
------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                           --          (0.29)       (0.26)       (0.23)       (0.23)       (0.22)
   Net realized gains                           (0.46)         (1.23)       (2.09)       (1.14)       (1.00)       (0.60)
------------------------------------------------------------------------------------------------------------------------
Total Distributions                             (0.46)         (1.52)       (2.35)       (1.37)       (1.23)       (0.82)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $16.52         $15.29       $13.94       $12.87       $11.91       $10.16
------------------------------------------------------------------------------------------------------------------------
Total Return                                    11.14%++       20.91%       26.72%       19.66%       29.52%       (0.41)%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $267,658       $243,609     $194,070     $153,034     $131,357     $101,532
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                      0.58%+         0.59%        0.59%        0.64%        0.77%        0.64%
   Net investment income                         1.30+          1.59         1.82         1.88         1.96         1.99
------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            37%            63%          57%          62%          57%          52%
========================================================================================================================

(1)   For the six months ended June 30, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
26                                       1999 Semi-Annual Report to Shareholders

                      [This page intentionally left blank]

                      [This page intentionally left blank]

Smith Barney
Appreciation Fund Inc.

Directors

Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt N. Dorsett
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon, Chairman
Cornelius C. Rose, Jr.

James J. Crisona, Emeritus

Officers

Heath B. McLendon
President and Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Treasurer

Harry D. Cohen
Vice President and Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Adviser

SSBC Fund Management Inc.

Distributors

CFBDS, Inc.

Custodian

PNC Bank, N.A.

Shareholder Servicing Agent

First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of the shareholders of Smith Barney Appreciation Fund Inc., but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after September 30, 1999, this report must be accompanied by performance information for the most recently completed calendar quarter.

       SALOMON SMITH BARNEY
---------------------------
A member of citigroup[LOGO]

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney Appreciation Fund Inc.
Smith Barney Mutual Funds
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com